Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (4,429)	¥ (6,662)	¥ (6,785)
Additions	(2,659)	(2,243)	(4,255)
Reversals	332	4,476	4,378
Balance at end of the year	¥ (6,756)	¥ (4,429)	¥ (6,662)